Shareholder Report, Holdings (Details)	Jun. 30, 2026
RPAR Risk Parity ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
RPAR Risk Parity ETF | U.S. Treasury Bill, 7/28/2026, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
RPAR Risk Parity ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
RPAR Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
RPAR Risk Parity ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
RPAR Risk Parity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
RPAR Risk Parity ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
RPAR Risk Parity ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
RPAR Risk Parity ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
RPAR Risk Parity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
RPAR Risk Parity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
RPAR Risk Parity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
RPAR Risk Parity ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
RPAR Risk Parity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
RPAR Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
RPAR Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
RPAR Risk Parity ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
UPAR Ultra Risk Parity ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
UPAR Ultra Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 0.88%, 02/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
UPAR Ultra Risk Parity ETF | Vanguard Extended Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.50%, 02/15/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
UPAR Ultra Risk Parity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
UPAR Ultra Risk Parity ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
UPAR Ultra Risk Parity ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
UPAR Ultra Risk Parity ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
UPAR Ultra Risk Parity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
UPAR Ultra Risk Parity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UPAR Ultra Risk Parity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
UPAR Ultra Risk Parity ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
UPAR Ultra Risk Parity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
UPAR Ultra Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
UPAR Ultra Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%

[1]	Includes Futures Contracts
[2]	Includes Futures Contracts